CASH COLLATERAL, REVERSE REPURCHASE AGREEMENTS AND SECURITIES BORROWING AND PAYABLES FROM REPURCHASE AGREEMENTS AND SECURITIES LENDING, Composition of Cash Collateral, Reverse Repurchase Agreements and Securities Borrowing (Details)
S/ in Thousands, $ in Millions
		Dec. 31, 2023 PEN (S/)	Dec. 31, 2022 PEN (S/)		Dec. 31, 2022 USD ($)	Dec. 31, 2021 PEN (S/)	[1]
Reverse repurchase agreements and cash collateral on securities borrowed [Abstract]
Reverse repurchase agreements and cash collateral on securities borrowed		S/ 1,410,647	S/ 1,101,856	[1]		S/ 1,766,948
Central Bank of Bolivia [Member]
Reverse repurchase agreements and cash collateral on securities borrowed [Abstract]
Cash collateral			200,400		$ 52.5
Borrowings			185,000
Central Bank of Bolivia [Member] | US Dollars [Member]
Reverse repurchase agreements and cash collateral on securities borrowed [Abstract]
Cash collateral		590,700	424,800
Cash Collateral on Repurchase Agreements and Security Lendings [Member]
Reverse repurchase agreements and cash collateral on securities borrowed [Abstract]
Reverse repurchase agreements and cash collateral on securities borrowed	[2]	607,639	649,769
Reverse Repurchase Agreement and Security Borrowings [Member]
Reverse repurchase agreements and cash collateral on securities borrowed [Abstract]
Reverse repurchase agreements and cash collateral on securities borrowed	[3]	719,722	452,087
Receivables for Short Sales [Member]
Reverse repurchase agreements and cash collateral on securities borrowed [Abstract]
Reverse repurchase agreements and cash collateral on securities borrowed		S/ 83,286	S/ 0

[1]	See note 3(b).
[2]	As of December 31, 2023, the balance mainly comprises cash guarantees in U.S. Dollar and Bolivianos. Cash guarantees were delivered to the Central Bank of Bolivia, in Bolivians and U.S. Dollar for the equivalent of S/590.7 million (S/424.8 million, as of December 31, 2022). As of December 31, 2022, cash collateral for approximately US$52.5 million, equivalent to S/200.4 million to secure a borrowing in Soles of approximately S/185.0 million.Cash collateral granted bears interest at an average annual effective interest rate according to market rates. The related liability is presented in “Payables from repurchase agreements and securities lending” of the consolidated statement of financial position, see paragraph (c) below.
[3]	Credicorp, mainly through its subsidiaries, provides financing to its customers through reverse repurchase agreements and securities borrowing, in which a financial instrument serves as collateral. Details of said transactions are as follows: